Leases - Narrative (Details) $ in Millions		1 Months Ended
	Nov. 01, 2021 ft²	Mar. 31, 2020 USD ($)	Feb. 01, 2022 USD ($) employee	Jan. 14, 2022 USD ($)	Jan. 06, 2022 USD ($)	Dec. 31, 2021
Presentation of leases for lessee [abstract]
Sublease rentable square feet | ft²	37,883
Minimum payments for the non-cancellable lease			$ 16.6	$ 7.0	$ 6.3
Number of employees housed in lease property | employee			200
Initial term of the lease		39 months
Annual lease rent		$ 4.9
Rent free period		12 months
Weighted-average rate						12.00%